ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Salary and welfare payable	361,560	301,152
Other accrued expense	132,184	129,970
Other tax payable	85,788	67,334
Refund liability (1)	78,630	60,597
Accrued marketing expense	27,005	75,473
Payable for investment and acquisition	1,870	26,580
Others	6,228	1,083
	693,265	662,189

(1)
Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.